Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Consolidated Capital
Consolidated capital

As at December 31,	2022	2021
Total equity	$56,379	$58,869
Exclude AOCI gain/(loss) on cash flow hedges	8	(156)
Total equity excluding AOCI on cash flow hedges	56,371	59,025
Qualifying capital instruments	6,122	6,980
Consolidated capital	$62,493	$66,005